Revenue and Customers (Tables) - Noble Finance Company [Member]	11 Months Ended
Dec. 31, 2021
Schedule of Contract Assets and Contract Liabilities
The following table provides information about contract assets and contract liabilities from contracts with customers:

	Successor December 31, 2021	Predecessor December 31, 2020
Current contract assets	$5,744	$10,687
Noncurrent contract assets	—	3,174

Total contract assets	5,744	13,861

Current contract liabilities (deferred revenue)	(18,403)	(34,990)
Noncurrent contract liabilities (deferred revenue)	(9,352)	(24,896)

Total contract liabilities	$(27,755)	$(59,886)

	Contract Assets	Contract Liabilities
Net balance at December 31, 2019 (Predecessor)	$30,800	$(65,055)
Amortization of deferred costs	(27,043)	—
Additions to deferred costs	10,104	—
Amortization of deferred revenue	—	57,915
Additions to deferred revenue	—	(52,746)

Total	(16,939)	5,169

Net balance at December 31, 2020 (Predecessor)	$13,861	$(59,886)

Amortization of deferred costs	(1,607)	—
Additions to deferred costs	432	—
Amortization of deferred revenue	—	4,142
Additions to deferred revenue	—	(25,479)
Fresh start accounting revaluation	(12,686)	72,936

Total	(13,861)	51,599

Net balance at 2/5/21 (Predecessor)	$—	$(8,287)

Net balance at 2/6/21 (Successor)	$—	$(8,287)
Amortization of deferred costs	(3,908)	—
Additions to deferred costs	9,652	—
Amortization of deferred revenue	—	13,729
Additions to deferred revenue	—	(33,197)

Total	5,744	(19,468)

Net balance at 12/31/2021 (Successor)	$5,744	$(27,755)

Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
The following table reflects revenue expected to be recognized in the future related to deferred revenue, by rig type, at the end of the reporting period:

	Year Ending December 31,
	2022	2023	2024	2025	2026 and beyond	Total
Floaters	$11,930	$9,323	$29	$—	$—	$21,282
Jackups	6,473	—	—	—	—	6,473

Total	$18,403	$9,323	$29	$—	$—	$27,755

Schedule of Disaggregation of Revenue by Rig Types
The following table provides information about contract drilling revenue by rig types:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Floaters	$482,283	$50,057	$491,407	$727,177
Jackups	225,848	23,994	417,829	518,881

Total	$708,131	$74,051	$909,236	$1,246,058